ACCOUNTS RECEIVABLE, NET	3 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30, 2013	As of December 31, 2013
	US$	US$
Accounts receivable	5,291	4,627
Less: allowance for doubtful accounts	(1,773)	(1,801)

Accounts receivable, net	3,518	2,826